CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock Class A [Member]	Additional Paid-In Capital	Accumulated Deficit	Common Stock Class B Shares [Member]	Accumulated Other Comprehesive Income (Loss)
Balance, amount at Dec. 31, 2019	$ 488,733	$ 0	$ 723,861	$ (231,193)	$ 0	$ (3,935)
Net loss for the year ended December 31, 2020	(705,870)	$ 0		(711,801)	0	5,931
Issuance of Platinum ordinary shares and capital contributions to Yubo Beijing, shares		115,245,003
Issuance of Platinum ordinary shares and capital contributions to Yubo Beijing, amount	634,756	$ 115,245	519,511	0	0	0
Sale of Platium ordinary shares on September 11, 2020, shares		1,754,997
Sale of Platium ordinary shares on September 11, 2020, amount	750,000	$ 1,755	748,245	0	0	0
Net loss for the three months ended March 31, 2021	(711,801)	$ 0			0
Balance, shares at Dec. 31, 2020		117,000,000
Balance, amount at Dec. 31, 2020	1,167,619	$ 117,000	1,991,617	(942,994)	$ 0	1,996
Capital contirubtions to Yubo Beijing	127,164		127,164
Reverse acquisition of Yubo International Biotech Limited by Platinum International Biotech Co. Ltd., shares		1,177,885			4,447
Reverse acquisition of Yubo International Biotech Limited by Platinum International Biotech Co. Ltd., amount		$ 1,178	(1,182)		$ 4
Net loss for the three months ended March 31, 2021	(438,675)			(438,675)
Foreign currency translation adjustment	70,413					70,413
Balance, shares at Mar. 31, 2021		118,177,885			4,447
Balance, amount at Mar. 31, 2021	926,521	$ 118,178	2,117,599	(1,381,669)	$ 4	72,409
Balance, shares at Dec. 31, 2020		117,000,000
Balance, amount at Dec. 31, 2020	1,167,619	$ 117,000	1,991,617	(942,994)	0	1,996
Net loss for the year ended December 31, 2020	(1,425,981)	0	0	(1,542,438)	0	116,457
Net loss for the three months ended March 31, 2021	(1,542,438)	0			0
Capital contributions to Yubo Beijing	127,164	$ 0	127,164	0	$ 0	0
Reverse acquisitions of Yubo International Biotech Limited by Platinum International Biotech Co. Ltd., shares		1,177,885			4,447
Reverse acquisitions of Yubo International Biotech Limited by Platinum International Biotech Co. Ltd., amount	0	$ 1,178	(1,182)	0	$ 4	0
Balance, shares at Dec. 31, 2021		118,177,885			4,447
Balance, amount at Dec. 31, 2021	(131,198)	$ 118,178	2,117,599	(2,485,432)	$ 4	118,453
Net loss for the three months ended March 31, 2021	(578,948)	$ 0		(578,948)	$ 0
Foreign currency translation adjustment	(49,977)					(49,977)
Balance, shares at Mar. 31, 2022		118,177,885			4,447
Balance, amount at Mar. 31, 2022	$ (760,123)	$ 118,178	$ 2,117,599	$ (3,064,380)	$ 4	$ 68,476